Long-term Investments	12 Months Ended
Dec. 31, 2025
Long-term Investments
Long-term Investments
9.	Long-term Investments

The following is a summary of long-term investments (in thousands):

	December 31,	December 31,
	2024	2025
	RMB	RMB
Investments in equity method investees	6,406,167	4,516,632
Equity investments with readily determinable fair values	2,375,785	5,636,797
Equity investments without readily determinable fair values	11,104,510	8,113,373
Other investments	319,894	196,081
	20,206,356	18,462,883

(a)	Investments in equity method investees

The Group recorded equity share of earnings of RMB473.9 million and RMB604.7 million for the years ended December 31, 2023 and 2025, respectively, and recorded equity share of losses of RMB155.6 million for the year ended December 31, 2024, which was included in “Investment income, net” in the consolidated statements of operations and comprehensive income. The Group also recorded cash dividend received of RMB272.1 million, RMB51.8 million and RMB2,461.2 million from these investments for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2024 and 2025, majority of the Group’s investments in equity method investees are investments in limited partnerships as a limited partner. The objectives of these limited partnerships are mainly to engage in investment in online game business.

(b)	Equity investments with readily determinable fair values

As of December 31, 2025, equity investments with readily determinable fair values mainly included RMB2.8 billion invested in shares of PDD Holdings Inc. and RMB1.8 billion invested in shares of Alibaba Group Holding Limited. The Group recorded fair value gain of RMB535.3 million, RMB1.2 billion and RMB1.2 billion related to the equity investments with readily determinable fair value for the year ended December 31, 2023, 2024 and 2025, respectively.

The Group also recorded cash dividend income of RMB51.0 million, RMB66.5 million and RMB57.7 million from these investments for the years ended December 31, 2023, 2024 and 2025, respectively.

(c)	Equity investments without readily determinable fair value

Equity investments without readily determinable fair value represent investments in privately held companies with no readily determinable fair value. The Group does not have significant influence on these investees, or the investments are not common stock or in substance common stock. These investments are classified as equity investments without readily determinable fair value, and are carried at cost less impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. For the years ended December 31, 2023, 2024 and 2025, there were no upward adjustments to the carrying value of equity securities without readily determinable fair value resulted from such transactions.

The Group recognized a gain of RMB22.3 million, RMB22.2 million and RMB149.8 million related to the disposal of the Group’s investments in equity securities without readily determinable fair value as “Investment income, net” in the consolidated statements of operations and comprehensive income for the years ended December 31, 2023, 2024 and 2025, respectively.

The Group recognized impairment provision of RMB274.2 million, RMB1.0 billion and RMB2.4 billion related to certain of the equity investments without readily determinable fair value as “Investment income, net” in the consolidated statements of operations and comprehensive income for the years ended December 31, 2023, 2024 and 2025, respectively.